UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Short-Term Bond Fund of America

[photo of a buoy attached to a rope hanging off a boat]

Annual report for the period ended August 31, 2007

Short-Term Bond Fund of AmericaSM seeks to provide current income while preserving capital with high-quality debt securities in a portfolio with a dollar-weighted average maturity no greater than three years.

This fund is one of the 30 American Funds. American Funds ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Contents

Letter to shareholders	1
The value of a long-term perspective	2
About your fund	3
Investment portfolio	4
Financial statements	9
Board of directors and other officers	23
What makes American Funds different?	back cover

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here is the cumulative total return on a $1,000 investment with all distributions reinvested for periods ended September 30, 2007 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime (since October 2, 2006)

Reflecting 2.50% maximum sales charge	—	—	+2.10%

The total annualized fund operating expense ratio for Class A shares as of the most recent fiscal period was 0.77%. This figure does not reflect a fee waiver or reimbursement currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser began waiving 10% of its management fees on October 2, 2006, and reimbursed other fees and expenses. Fund results shown reflect actual expenses, with the waiver and reimbursements applied. Fund results would have been lower without the waiver and reimbursement. Please see the Financial Highlights table on page 17 for details.

The fund’s 30-day yield for Class A shares as of September 30, 2007, reflecting the 2.50% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 4.69% (4.56% without the fee waiver and reimbursement).

Results for other share classes can be found on page 22.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

Fellow shareholders:

[photo of a buoy]

We are pleased to present you with the first annual report for Short-Term Bond Fund of America. This report covers the fund’s results from its inception on October 2, 2006, through the close of its fiscal year on August 31, 2007.

For its abbreviated first year, Short-Term Bond Fund of America produced a total return of 4.0%. This return reflects a decline of one penny in the fund’s share price over the 11-month period. It also reflects monthly dividends paid by the fund, which totaled nearly 41 cents a share. Those who reinvested dividends recorded an income return of 4.1% (4.5% if fully annualized). Those who elected to take dividends in cash recorded a similar income return.

In comparison, the unmanaged Lehman Government/Credit 1–3 Year ex. BBB Index, the fund’s benchmark, returned 4.8%. Additionally, the fund’s peer group, as measured by the Lipper Short Investment Grade Debt Funds Average, returned 3.4%. The better results of the index can be attributed to the absence of management fees and the large number of Treasuries in that benchmark.

Bond market overview

The short-term bond market experienced a relatively stable environment during the first half of the fund’s fiscal year. During the second half, however, yields fluctuated significantly, as investors grew more concerned about the economy, the housing market, mortgages and risk premiums, especially on lower rated bonds. These concerns led to a flight to quality and sharply higher Treasury prices during the last two months of the period, while lower quality bonds languished in the absence of investor interest.

To help cushion the economy from the effects of the housing slump and foster better corporate lending conditions, the Federal Reserve lowered its key lending rates — the federal funds target rate and the discount rate — by half a point each on September 18. We believe these reductions will help usher in a firmer tone to both stock and bond markets.

How the fund responded

Short-Term Bond Fund of America benefited from its Treasury holdings, which delivered some of the biggest gains for the fiscal year. Returns for mortgage-backed obligations were also favorable, though they lagged behind Treasuries, as did asset-backed obligations. Overall, fund results were helped by the high credit quality of the portfolio and its focus on shorter maturity bonds.

As we begin our second year, we are encouraged by the fund’s progress to date. Net assets of the fund have risen to nearly $300 million, and the number of shareholders has grown steadily. Importantly, the fund was able to add a number of attractively priced issues during volatile periods this past summer. These additions, coupled with the improving tone of the bond market and our ongoing research efforts, give us reasons to be optimistic about the near-term prospects of the fund.

We thank you for your support and interest in the fund, and we look forward to discussing its results again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman

/s/ David A. Hoag
David A. Hoag
President

October 12, 2007

For current information about the fund, visit americanfunds.com.

The value of a long-term perspective

How a $10,000 investment has fared (for the period October 2, 2006, to August 31, 2007, with dividends reinvested)

Fund figures reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750.

[begin mountain chart]
Month ended	The fund at net asset value	The fund at maximum offering price	Lehman Govt/Credit 1–3 Year ex. BBB Index[2]	Lipper Short Investment Grade Debt Funds Average[3]	Consumer Price Index[4]

10/2/06	$10,000	$9,750	$10,000	$10,000	$10,000
10/31/06	$10,048	$9,793	$10,034	$10,035	$9,946
11/30/06	$10,091	$9,835	$10,088	$10,093	$9,931
12/31/06	$10,107	$9,850	$10,092	$10,104	$9,946
1/31/07	$10,132	$9,875	$10,116	$10,129	$9,976
2/28/07	$10,190	$9,931	$10,197	$10,204	$10,030
3/31/07	$10,218	$9,959	$10,237	$10,240	$10,121
4/30/07	$10,266	$10,006	$10,274	$10,277	$10,187
5/31/07	$10,263	$10,003	$10,266	$10,270	$10,249
6/30/07	$10,293	$10,032	$10,310	$10,296	$10,269
7/31/07	$10,352	$10,090	$10,392	$10,336	$10,266
8/31/07	$10,404	$10,140	$10,480	$10,341	$10,247
[end mountain chart]

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

[2]The index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
[3]Calculated by Lipper. The average does not reflect the effect of sales charges.
[4]Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[5]For the period October 2, 2006 (when the fund began operations), through October 31, 2006.

Past results are not predictive of results in future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Cumulative total returns based on a $1,000 investment (for the period ended August 31, 2007)*

Class A shares	1 year	5 years	Lifetime (since October 2, 2006)

At maximum offering price (reflecting the
maximum 2.50% sales charge)	—	—	+1.40%
At net asset value	—	—	+4.04

*Assumes reinvestment of all distributions.

About your fund

[photo of water]

[Begin Pull Quote]
“Short-Term Bond Fund of America is geared toward investors in between, who want a bit more yield than a money market fund but less volatility than an intermediate bond fund.”— Mark Macdonald
[End Pull Quote]

About the fund’s investments

Short-Term Bond Fund of America can invest in a wide range of short-term debt securities, including those guaranteed or sponsored by the U.S. government or federal agencies, mortgage-backed securities, as well as asset-backed securities — those backed by assets such as auto loans, credit card receivables or other providers of credit. In each of these categories, the fund focuses on high-quality investments — bonds rated AAA or AA. However, the fund’s portfolio counselors may invest up to 10% of the fund’s assets in debt securities rated A or in unrated securities determined to be of equivalent quality.

Short-term focus

The fund’s dollar-weighted average maturity is no longer than three years. (The dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio where more weight is given to larger holdings.) Due to this short-term approach, the fund is designed to generate a slightly higher yield than money market funds.

Quality breakdown*

U.S. government obligations†	7.5%
Federal agencies	20.3
Aaa/AAA	42.8
Aa/AA	4.3
A/A	3.2
Short-term securities &
other assets less liabilities	21.9

Portfolio and fixed-income summaries are based on the fund’s net assets as of 8/31/07. The fund is actively managed, so holdings change.

*Bond ratings reflect those of a credit agency; if ratings are not available, they are assigned by the fund’s investment analysts. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

†These securities are guaranteed by the full faith and credit of the United States government.

From the fund’s portfolio counselors

Mark Macdonald
22 years of investment experience

[photo of Mark Macdonald]

“Short-Term Bond Fund of America was created to provide an investment option that bridges the gap between money market funds and intermediate bond funds. Those who invest in money market funds are generally willing to accept a smaller return for no volatility. Those who invest in intermediate bond funds are willing to endure higher volatility for potentially higher returns. Short-Term Bond Fund of America is geared toward investors in between, who want a bit more yield than a money market fund but less volatility than an intermediate bond fund.”

David Hoag
19 years of investment experience

[photo of David Hoag]

“To analyze bonds for the fund, we first analyze survival: Are we going to get our money back? We can get paid only if the company is still around and able to meet its debt obligations. Once that hurdle has been cleared, we look for opportunities to provide higher yields. In a short-term bond fund, most bonds are held to maturity. So if we can earn an increase in yield, we can bring value. But that often means you take on a bit more risk. Because the yield differences are small in high-quality bonds, there is a low tolerance for mistakes. Our job is to balance the opportunity for additional yield against the risk to principal. On the whole, we tend to be relatively conservative.”

Investment portfolio, August 31, 2007

[begin pie chart]
Investment mix by security type	Percent of Net Assets

Asset-backed obligations	25.4%
U.S. government & government agency bonds & notes	25.2
Mortgage-backed obligations	19.0
Corporate bonds & notes	8.2
Preferred securities	0.3
Short-term securities & other assets less liabilities	21.9
[end pie chart]

Bonds & notes - 77.76%	Principal amount (000)	Market value (000)	Percent of net assets

ASSET-BACKED OBLIGATIONS (1) - 25.41%
Triad Automobile Receivables Trust:
Series 2005-B, Class A-4, FSA insured, 4.42% 2013	$2,475	$2,439
Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	4,000	3,974	2.18
Chase Issuance Trust, Series 2007-A9, Class A, 5.641% 2014 (2)	6,000	5,914	2.01
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	5,010	1.70
Citibank Credit Card Issuance Trust: (2)
Class 2001-A7, 5.693% 2013	2,000	1,987
Class 2007-A7, 5.855% 2014	3,000	2,994	1.69
Residential Funding Mortgage Securities II, Inc.: (2)
Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037	1,500	1,438
Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037 (3)	3,414	3,243	1.59
CPS Auto Receivables Trust: (4)
Series 2006-D, Class A-2, FSA insured, 5.318% 2010	1,848	1,844
Series 2007-A, Class A-4, MBIA insured, 5.05% 2013 (3)	1,500	1,423
Series 2007-B, Class A-4, FSA insured, 5.60% 2014	1,000	1,012	1.45
Susquehanna Auto Lease Trust, Series 2007-1: (4)
Class A-2, 5.32% 2009	2,000	1,998
Class A-3, 5.25% 2010	2,000	1,995	1.36
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	3,500	3,489	1.18
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	3,500	3,486	1.18
AmeriCredit Automobile Receivables Trust:
Series 2004-C-A, Class A-4, AMBAC insured, 3.61% 2011	191	188
Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	1,500	1,499
Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	1,000	1,007.91
PG&E Energy Recovery Funding LLC:
Series 2005-1, Class A-3, 4.14% 2012	360	354
Series 2005-1, Class A-4, 4.37% 2014	100	97
Series 2005-2, Class A-2, 5.03% 2014	2,000	2,001.83
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-3, 4.13% 2013	2,225	2,177.74
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	2,000	2,103.71
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	2,000	2,007.68
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 5.761% 2014 (2)	2,000	1,988.67
Capital One Multi-asset Execution Trust, Series 2003-4, Class A, 3.65% 2011	2,000	1,965.67
CWABS, Inc., Series 2006-24, Class 2-A-3, 5.655% 2037 (2)	2,000	1,850.63
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	1,740	1,733.59
Citigroup Mortgage Loan Trust, Inc.: (2)
Series 2005-WF1, Class A-2, 4.49% 2035	179	177
Series 2006-WFHE2, Class A-2A, 5.655% 2036	1,500	1,464.56
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014 (3) (4)	1,500	1,499.51
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037 (2) (3)	1,500	1,440.49
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	1,250	1,257.43
CNL Funding, Series 2000-AA, Class A-1, MBIA insured, 7.721% 2009 (4)	1,220	1,216.41
Home Equity Mortgage Trust, Series 2006-3, Class A-1, 5.472% 2036 (2)	1,258	1,156.39
Drivetime Auto Owner Trust, Series 2006-B, Class A-2, MBIA insured, 5.315% 2010 (4)	1,154	1,151.39
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH2, Class A-F-1-B, 5.859% 2036 (2)	1,076	1,067.36
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	1,000	1,003.34
Capital One Multi-asset Execution Trust, Series 2005-8, Class A, 4.40% 2011	500	496.17
BA Credit Card Trust, Series 2006-A16, Class A, 4.72% 2013	475	469.16
Citibank Credit Card Master Trust I, Series 1998-2, Class A, 6.05% 2010	400	401.14
Specialty Underwriting and Residential Finance Trust, Series 2005-AB3, Class A-2B, 5.755% 2036 (2)	400	391.13
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017 (4)	259	252.09
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	210	208.07
		74,862	25.41

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES - 25.17%
Fannie Mae:
3.375% 2007	821	821
4.25% 2007	1,147	1,147
4.90% 2007	500	500
5.25% 2007	3,000	3,003
3.10% 2008	500	492
3.80% 2008	1,385	1,380
4.40% 2008	1,500	1,493
7.125% 2010	4,000	4,248
6.00% 2011	3,500	3,646
6.125% 2012	3,000	3,162
4.625% 2013	3,000	2,934	7.75
U.S. Treasury:
5.625% 2008	1,000	1,008
3.50% 2009	1,000	985
4.875% 2009	2,000	2,022
6.00% 2009	4,000	4,134
4.75% 2010	500	506
5.75% 2010	1,500	1,565
6.50% 2010	1,000	1,052
4.625% 2011	5,000	5,070
4.875% 2011	2,000	2,044
4.625% 2012	1,500	1,523
12.00% 2013	1,000	1,071
13.25% 2014	1,000	1,147	7.51
Federal Home Loan Bank:
4.00% 2007	360	360
3.90% 2008	1,000	996
4.00% 2008	3,000	2,987
5.04% 2008 (2)	2,000	2,000
3.50% 2009	3,000	2,947
4.375% 2009	2,500	2,483
5.25% 2009	2,000	2,019	4.68
Freddie Mac:
3.525% 2007	1,150	1,146
3.25% 2008	1,855	1,841
4.625% 2008	3,000	2,991
4.875% 2008	2,000	2,000
4.90% 2008	3,000	3,003
5.875% 2011	2,000	2,064	4.43
Federal Agricultural Mortgage Corp. 5.50% 2011 (4)	2,300	2,361.80
		74,151	25.17

MORTGAGE-BACKED OBLIGATIONS (1) - 19.01%
J.P. Morgan Chase Commercial Mortgage Securities Corp.9/25/2007
Series 2004-CIBC10, Class A-3, 4.184% 2037	1,000	974
Series 2002-CIBC5, Class A-1, 4.372% 2037	810	795
Series 2005-CIBC11, Class A-2, 5.016% 2037	1,000	988
Series 2005-CIBC12, Class A-3B, 5.494% 2037 (2)	1,731	1,713
Series 2004-PNC1, Class A-2, 4.555% 2041	1,000	983	1.85
Freddie Mac: (2)
6.246% 2037	3,572	3,583
6.405% 2037	1,817	1,838	1.84
Wachovia Bank Commercial Mortgage Trust:
Series 2002-C2, Class A-3, 4.44% 2034	1,983	1,943
Series 2005-C20, Class A-6A, 5.11% 2042 (2)	1,000	975
Series 2006-C23, Class A-1, 5.203% 2045 (3)	1,955	1,944	1.65
J.P. Morgan Alternative Loan Trust: (2)
Series 2006-S4, Class A-1-A, 5.44% 2036	605	605
Series 2006-A2, Class 3-A-1, 5.942% 2036	2,829	2,814
Series 2006-A3, Class 2-A-1, 6.066% 2036	996	996	1.50
Wells Fargo Mortgage-backed Securities Trust:
Series 2003-16, Class II-A-1, 4.50% 2018	1,289	1,228
Series 2006-1, Class A-3, 5.00% 2021	976	947
Series 2004-H, Class A-1, 4.525% 2034 (2)	2,100	2,034	1.43
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.108% 2047 (2) (3)	4,000	4,005	1.36
Morgan Stanley Capital I Trust: (2)
Series 2005-HQ7, Class A-2, 5.374% 2042	1,000	990
Series 2006-IQ11, Class A-2, 5.693% 2042	2,700	2,706	1.26
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-S12, Class A-3, 5.00% 2018	960	931
Series 2006-AR18, Class 1-A1, 5.35% 2037 (2)	2,000	1,965.98
Residential Funding Mortgage Securities I, Inc.:
Series 2003-S16, Class A-3, 5.00% 2018	882	855
Series 2004-S9, Class II-A-1, 4.75% 2019	1,933	1,829.91
Fannie Mae:
Series 2003-48, Class TJ, 4.50% 2022	924	894
6.836% 2037 (2)	1,492	1,526.82
CS First Boston Mortgage Securities Corp.:
Series 2007-3, Class 1-A-1A, 5.837% 2037 (2)	1,755	1,751
Series 2004-C4, Class A-1, 3.466% 2039	75	74
Series 2004-C4, Class A-2, 3.88% 2039	300	291
Series 2006-C1, Class A-1, 4.367% 2039	302	296.82
GE Commercial Mortgage Corp.:
Series 2004-C1, Class A-2, 3.915% 2038	500	485
Series 2005-C3, Class A-4, 5.046% 2045 (2)	590	582
Series 2005-C1, Class A-2, 4.353% 2048	1,000	974.69
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.452% 2019 (2) (4)	1,301	1,295.44
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037 (3)	1,300	1,293.44
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class III-A-1, 5.827% 2036 (2)	1,265	1,256.43
Merrill Lynch Mortgage Trust:
Series 2005-MKB2, Class A-1, 4.446% 2042	79	78
Series 2005-MKB2, Class A-2, 4.806% 2042	500	492
Series 2005-LC1, Class A-2, 5.202% 2044 (2)	440	436.34
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4, Class I-A-10, 6.25% 2037	975	982.33
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	1,000	966.33
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	876	863.29
Chase Mortgage Finance Trust, Series 2003-S2, Class A-1, 5.00% 2018	861	834.28
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	681	686.23
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	688	672.23
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	505	488.17
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.991% 2036 (2)	472	465.16
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.112% 2033 (2)	417	410.14
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	262	254.09
		55,984	19.01

CORPORATE BONDS & NOTES - 8.17%

FINANCIALS - 7.47%
Toyota Motor Credit Corp. 5.33% 2008	3,000	2,996	1.02
Citigroup Inc. 5.50% 2012	2,500	2,504.85
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (2) (4)	2,485	2,490.84
JPMorgan Chase & Co. 5.60% 2011	2,000	2,019.69
Hartford Life Insurance Co. 5.46% 2012 (2)	2,000	2,002.68
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	2,000	1,999.68
Abbey National PLC 6.70% (undated) (2)	1,025	1,037.35
Lincoln National Corp. 5.65% 2012	1,000	1,003.34
National Westminster Bank PLC 7.75% (undated) (2)	1,000	1,003.34
Marshall & Ilsley Corp. 5.63% 2012 (2)	1,000	1,001.34
Morgan Stanley, Series F, 5.75% 2012	1,000	1,000.34
Prudential Financial, Inc., Series D, 5.10% 2011	1,000	995.34
Merrill Lynch & Co., Inc., Series C, 5.59% 2012 (2)	1,000	980.33
Lehman Brothers Holdings Inc., Series I, 5.63% 2009 (2)	1,000	967.33
		21,996	7.47

TELECOMMUNICATION SERVICES - 0.36%
Verizon Global Funding Corp. 7.25% 2010	1,000	1,056.36

UTILITIES - 0.34%
Southern Co., Series 2007-A, 5.30% 2012	1,000	998.34

Total corporate bonds & notes		24,050	8.17

Total bonds & notes (cost: $229,353,000)		229,047	77.76

Preferred securities - 0.34%	Shares	Market value (000)	Percent of net assets

FINANCIALS - 0.34%
BNP U.S. Funding LLC, Series A, 7.738% noncumulative (2) (4)	1,000,000	$1,008.34

Total preferred securities (cost: $1,010,000)		1,008.34

Short-term securities - 23.38%	Principal amount (000)	Market value (000)	Percent of net assets

Three Pillars Funding, LLC 5.75% due 9/4/2007 (4)	$5,800	$5,796	1.97
Siemens Capital Co. LLC 5.26% due 9/17/2007 (4)	5,200	5,187	1.76
Amsterdam Funding Corp. 5.26% due 9/18/2007 (4)	5,000	4,987	1.69
Variable Funding Capital Corp. 5.95% due 9/24/2007 (4)	5,000	4,980	1.69
CAFCO, LLC 5.85% due 9/25/2007 (4)	5,000	4,980	1.69
AstraZeneca PLC 5.43% due 10/22/2007 (4) (5)	5,000	4,961	1.68
Ranger Funding Co. LLC 5.26%-6.10% due 9/10-9/24/2007 (4)	4,525	4,513	1.53
American Honda Finance Corp. 5.23% due 10/10/2007	4,500	4,474	1.52
Electricité de France 5.28% due 9/6/2007	4,000	3,996	1.36
Harley-Davidson Funding Corp. 5.25% due 10/5/2007 (4)	3,700	3,681	1.25
HBOS Treasury Services PLC 5.25%-5.26% due 9/24-10/15/2007	3,600	3,583	1.22
ANZ National (International) Ltd. 5.255% due 9/14/2007 (4)	3,400	3,393	1.15
Allied Irish Banks N.A. Inc. 5.245% due 10/11/2007 (4)	3,000	2,982	1.01
Kimberly-Clark Worldwide Inc. 5.22% due 9/10/2007 (4)	2,600	2,596.88
Park Avenue Receivables Co., LLC 5.24% due 10/12/2007 (4)	2,300	2,286.77
Westpac Banking Corp. 5.24% due 10/15/2007 (4)	1,800	1,788.61
Coca-Cola Co. 5.24% due 10/23/2007 (4)	1,800	1,786.61
CBA (Delaware) Finance Inc. 5.25% due 9/5/2007	1,000	999.34
Procter & Gamble International Funding S.C.A. 5.22% due 10/11/2007 (4)	1,000	994.34
Liberty Street Funding Corp. 5.25% due 10/25/2007 (4)	925	917.31

Total short-term securities (cost: $68,880,000)		68,879	23.38

Total investment securities (cost: $299,243,000)		298,934	101.48
Other assets less liabilities		(4,360)	(1.48)

Net assets		$294,574	100.00%

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Coupon rate may change periodically.
(3) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $14,847,000.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $75,371,000, which represented 25.59% of the net assets of the fund.

(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at August 31, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $299,243)		$298,934
Cash		324
Receivables for:
Sales of investments	$1,074
Sales of fund's shares	1,839
Interest	1,706	4,619
		303,877
Liabilities:
Payables for:
Purchases of investments	5,509
Repurchases of fund's shares	3,465
Dividends on fund's shares	163
Investment advisory services	74
Services provided by affiliates	87
Deferred directors' compensation	3
Other	2	9,303
Net assets at August 31, 2007		$294,574

Net assets consist of:
Capital paid in on shares of capital stock		$294,825
Undistributed net investment income		79
Accumulated net realized loss		(21)
Net unrealized depreciation		(309)
Net assets at August 31, 2007		$294,574

Total authorized capital stock - 200,000 shares, $.001 par value (29,493 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share(*)

Class A	$238,855	23,915	$9.99
Class B	4,654	466	9.99
Class C	8,295	831	9.99
Class F	22,256	2,228	9.99
Class 529-A	8,112	812	9.99
Class 529-B	223	22	9.99
Class 529-C	1,358	136	9.99
Class 529-E	404	41	9.99
Class 529-F	872	87	9.99
Class R-1	2,402	240	9.99
Class R-2	1,032	103	9.99
Class R-3	1,669	167	9.99
Class R-4	52	5	9.99
Class R-5	4,390	440	9.99
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $10.25 each.

See Notes to Financial Statements

Statement of operations
for the period October 2, 2006 (*) to August 31, 2007	(dollars in thousands)

Investment income:
Income:
Interest		$6,524

Fees and expenses (†):
Investment advisory services	$451
Distribution services	353
Transfer agent services	55
Administrative services	21
Reports to shareholders	3
Registration statement and prospectus	43
Postage, stationery and supplies	7
Directors' compensation	34
Auditing and legal	37
Custodian	1
State and local taxes	1
Other	4
Total fees and expenses before reimbursements/waivers	1,010
Less reimbursements/waivers of fees and expenses:
Investment advisory services	45
Administrative services	1
Other	111
Total fees and expenses after reimbursements/waivers		853
Net investment income		5,671

Net realized loss and unrealized depreciation on investments:

Net realized loss on investments		(28)
Net unrealized depreciation on investments		(309)
Net realized loss and unrealized depreciation on investments		(337)

Net increase in net assets resulting from operations		$5,334

(*) Commencement of operations.
(†) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statement of changes in net assets	(dollars in thousands)
for the period October 2, 2006 (*) to August 31, 2007

Operations:
Net investment income		$5,671

Net realized loss on investments		(28)

Net unrealized depreciation on investments		(309)

Net increase in net assets resulting from operations		5,334

Dividends paid or accrued to shareholders from net investment income		(5,584)

Net capital share transactions		294,824

Total increase in net assets		294,574

Net assets:
Beginning of period		-

End of period (including undistributed net investment income of $79)		$294,574

(*) Commencement of operations.

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization– Short-Term Bond Fund of America, Inc. (the "fund") was organized on July 12, 2006, as a Maryland corporation. On September 21, 2006, the fund obtained its initial capitalization of $10,000,000 from the sale of 1,000,000 shares of Class A capital stock to Capital Research and Management Company ("CRMC"), the fund’s investment adviser. Operations commenced on October 2, 2006, upon the initial purchase of investment securities. The fund’s fiscal year ends on August 31. The fund is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income and preservation of capital through a portfolio of high-quality debt securities with a dollar-weighted average maturity no greater than three years.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation– Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income– Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders–Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

 2. Federal income taxation and istributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended August 31, 2007, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund commenced operations on October 2, 2006; therefore, the fund’s only tax year, 2007, remains open for U.S. federal and state tax authorities.

Distributions– Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the period ended August 31, 2007, the fund reclassified $7,000 from undistributed net investment income to accumulated net realized loss and $1,000 from undistributed net investment income to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of August 31, 2007, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed ordinary income	$167
Post-October capital loss deferrals (realized during the period November 1, 2006, through August 31, 2007)†	9
Gross unrealized appreciation on investment securities	812
Gross unrealized depreciation on investment securities	<1,133>
Net unrealized depreciation on investment securities	<321>
Cost of investment securities	299,255
†These deferrals are considered incurred in the subsequent year.

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

Share class	For the period October 2, 2006 (*) to August 31, 2007
Class A	$4,809
Class B	46
Class C	116
Class F	270
Class 529-A	146
Class 529-B	4
Class 529-C	19
Class 529-E	5
Class 529-F	12
Class R-1	30
Class R-2	6
Class R-3	21
Class R-4	1
Class R-5	99
Total	$5,584

(*) Commencement of operations.

3. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services– The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.36% on the first $500 million of daily net assets and decreasing to 0.26% on such assets in excess of $2.5 billion.  CRMC is currently waiving 10% of investment advisory services fees. During the period ended August 31, 2007, total investment advisory services fees waived by CRMC were $45,000. As a result, the fee shown on the accompanying financial statements of $451,000, which was equivalent to an annualized rate of 0.360%, was reduced to $406,000, or 0.324% of average daily net assets.

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its start-up period. This reimbursement may be adjusted or discontinued by CRMC at any time. For the period ended August 31, 2007, the total fees and expenses reimbursed by CRMC were $111,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2007, unreimbursed expenses subject to reimbursement totaled $633,000 and $11,000 for Class A and 529-A, respectively.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services– The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the period ended August 31, 2007, the total administrative services fees paid by CRMC were $11, $867, $20 and $29 for Class R-1, R-2, R-3 and R-4, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the period ended August 31, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$268	$55	Not applicable	Not applicable	Not applicable
Class B	12	-*	Not applicable	Not applicable	Not applicable
Class C	31	Included in administrative services	$3	$1	Not applicable
Class F	15		4	1	Not applicable
Class 529-A	8		3	-*	$ 3
Class 529-B	1		-*	-*	-*
Class 529-C	5		-*	-*	1
Class 529-E	1		-*	-*	-*
Class 529-F	-		-*	-*	-*
Class R-1	8		-*	-*	Not applicable
Class R-2	1		-*	1	Not applicable
Class R-3	3		1	1	Not applicable
Class R-4	-*		-*	-*	Not applicable
Class R-5	Not applicable		2	-*	Not applicable
Total	$353	$55	$13	$4	$4
* Amount less than one thousand.

Deferred directors’compensation– Since the adoption of the deferred compensation plan in 2006, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $34,000, shown on the accompanying financial statements, consists of only current fees paid in cash or deferred.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends			Repurchases(1)		Net increase
	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
For the period October 2, 2006(2) to August 31, 2007
Class A	$339,579	33,979	$3,921	393		$(104,431)	(10,457)	$239,069	23,915
Class B	5,577	558	40	4		(959)	(96)	4,658	466
Class C	12,203	1,221	105	11		(4,002)	(401)	8,306	831
Class F	26,912	2,693	201	20		(4,845)	(485)	22,268	2,228
Class 529-A	9,301	931	145	14		(1,331)	(133)	8,115	812
Class 529-B	232	23	4	-	(3)	(13)	(1)	223	22
Class 529-C	1,419	142	19	2		(79)	(8)	1,359	136
Class 529-E	520	52	5	1		(121)	(12)	404	41
Class 529-F	864	87	12	1		(5)	(1)	871	87
Class R-1	3,846	384	29	3		(1,461)	(147)	2,414	240
Class R-2	1,063	106	5	1		(37)	(4)	1,031	103
Class R-3	2,354	236	21	2		(708)	(71)	1,667	167
Class R-4	137	14	1	-	(3)	(86)	(9)	52	5
Class R-5	6,366	638	93	9		(2,072)	(207)	4,387	440
Total net increase
(decrease)	$410,373	41,064	$4,601	461		$(120,150)	(12,032)	$294,824	29,493

(1) Includes exchanges between share classes of the fund.
(2) Commencement of operations.
(3) Amount less than one thousand.

5. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $239,239,000 and $14,742,000, respectively, during the period ended August 31, 2007.

CRMC has agreed to bear all offering and organizational expenses of the fund. The offering costs include state and SEC registration fees. Organizational costs include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC was $193,000. These expenses are not included in the accompanying financial statements.

Financial highlights(1)

		Income from investment operations(2)

	Net asset value, beginning of period	Net investment income	Net losses on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3) (4)	Net assets, end of period(in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers (5)	Ratio of expenses to average net assets after reimbursements/ waivers (4)(5)	Ratio of net income to average net assets (4)(5)
Class A:
Period from 10/2/2006 to 8/31/2007	$10.00	$.41	$(.01)	$.40	$(.41)	$9.99	4.04%	$238,855	.77%	.64%	4.57%
Class B:
Period from 11/6/2006 to 8/31/2007	10.00	.31	(.02)	.29	(.30)	9.99	2.98	4,654	1.47	1.36	3.86
Class C:
Period from 11/6/2006 to 8/31/2007	10.00	.31	(.02)	.29	(.30)	9.99	2.92	8,295	1.56	1.44	3.78
Class F:
Period from 11/1/2006 to 8/31/2007	10.02	.37	(.04)	.33	(.36)	9.99	3.36	22,256	.80	.67	4.56
Class 529-A:
Period from 11/3/2006 to 8/31/2007	10.00	.36	(.02)	.34	(.35)	9.99	3.51	8,112	.90	.78	4.44
Class 529-B:
Period from 11/2/2006 to 8/31/2007	10.02	.30	(.04)	.26	(.29)	9.99	2.67	223	1.66	1.54	3.66
Class 529-C:
Period from 11/3/2006 to 8/31/2007	10.00	.30	(.02)	.28	(.29)	9.99	2.87	1,358	1.64	1.52	3.71
Class 529-E:
Period from 12/1/2006 to 8/31/2007	10.03	.31	(.04)	.27	(.31)	9.99	2.70	404	1.14	1.02	4.22
Class 529-F:
Period from 11/16/2006 to 8/31/2007	10.00	.37	(.02)	.35	(.36)	9.99	3.59	872	.59	.49	4.76
Class R-1:
Period from 12/26/2006 to 8/31/2007	10.01	.26	(.03)	.23	(.25)	9.99	2.36	2,402	1.56	1.40	3.84
Class R-2:
Period from 12/8/2006 to 8/31/2007	10.01	.27	(.02)	.25	(.27)	9.99	2.54	1,032	2.10	1.42	3.82
Class R-3:
Period from 11/22/2006 to 8/31/2007	10.01	.31	(.02)	.29	(.31)	9.99	2.92	1,669	1.17	1.06	4.18
Class R-4:
Period from 1/3/2007 to 8/31/2007	10.00	.30	(.01)	.29	(.30)	9.99	2.90	52	.94	.66	4.53
Class R-5:
Period from 1/4/2007 to 8/31/2007	10.01	.31	(.02)	.29	(.31)	9.99	2.94	4,390	.56	.42	4.83

For the period
10/2/2006(6) to
8/31/2007

Portfolio turnover rate for all classes of shares	15%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses for all share classes. In addition, CRMC paid a portion of the fund's transfer agent fees to certain retirement plan share classes.

(5) Annualized.
(6) Commencement of operations.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Short-Term Bond Fund of America, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Short-Term Bond Fund of America, Inc. (the "Fund") at August 31, 2007, and the results of its operations, the changes in its net assets and its financial highlights for the period October 2, 2006 (commencement of operations) through August 31, 2007, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit.  We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audit, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
October 12, 2007

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007, through August 31, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and  529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2007	Ending account value 8/312007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,021.02	$3.16	.62%
Class A -- assumed 5% return	1,000.00	1,022.08	3.16	.62
Class B -- actual return	1,000.00	1,017.18	6.91	1.36
Class B -- assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class C -- actual return	1,000.00	1,016.97	7.22	1.42
Class C -- assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class F -- actual return	1,000.00	1,020.78	3.41	.67
Class F -- assumed 5% return	1,000.00	1,021.83	3.41	.67
Class 529-A -- actual return	1,000.00	1,020.31	3.92	.77
Class 529-A -- assumed 5% return	1,000.00	1,021.32	3.92	.77
Class 529-B -- actual return	1,000.00	1,016.48	7.73	1.52
Class 529-B -- assumed 5% return	1,000.00	1,017.54	7.73	1.52
Class 529-C -- actual return	1,000.00	1,016.51	7.67	1.51
Class 529-C -- assumed 5% return	1,000.00	1,017.59	7.68	1.51
Class 529-E -- actual return	1,000.00	1,019.02	5.19	1.02
Class 529-E -- assumed 5% return	1,000.00	1,020.06	5.19	1.02
Class 529-F -- actual return	1,000.00	1,021.70	2.45	.48
Class 529-F -- assumed 5% return	1,000.00	1,022.79	2.45	.48
Class R-1 -- actual return	1,000.00	1,017.24	7.02	1.38
Class R-1 -- assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class R-2 -- actual return	1,000.00	1,017.13	7.22	1.42
Class R-2 -- assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class R-3 -- actual return	1,000.00	1,018.99	5.34	1.05
Class R-3 -- assumed 5% return	1,000.00	1,019.91	5.35	1.05
Class R-4 -- actual return	1,000.00	1,021.02	3.06	.60
Class R-4 -- assumed 5% return	1,000.00	1,022.18	3.06	.60
Class R-5 -- actual return	1,000.00	1,022.13	2.14	.42
Class R-5 -- assumed 5% return	1,000.00	1,023.09	2.14	.42

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

Tax information
                                                       unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal period ended August 31, 2007:

U.S. government income that may be exempt from state taxation	$742,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2008, to determine the calendar year amounts to be included on their 2007 tax returns. Shareholders should consult their tax advisers.

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Cumulative total returns for periods ended September 30, 2007 (the most recent calendar quarter-end):
	1 year	5 years	Life of class
Class B shares— first sold 11/6/06
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	—	—	–1.37%
Not reflecting CDSC	—	—	+3.63%

Class C shares— first sold 11/6/06
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	—	—	+2.57%
Not reflecting CDSC	—	—	+3.57%

Class F shares*— first sold 11/1/06
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	+4.07%

Class 529-A shares†— first sold 11/3/06
Reflecting 2.50% maximum sales charge	—	—	+1.61%
Not reflecting maximum sales charge	—	—	+4.21%

Class 529-B shares†— first sold 11/2/06
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six
years of purchase	—	—	–1.70%
Not reflecting CDSC	—	—	+3.30%

Class 529-C shares†— first sold 11/3/06
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	—	—	+2.51%
Not reflecting CDSC	—	—	+3.51%

Class 529-E shares*†— first sold 12/1/06	—	—	+3.38%

Class 529-F shares*†— first sold 11/16/06
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	+4.32%

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser began waiving 10% of its management fees on October 2, 2006, and reimbursed other fees and expenses. Fund results shown reflect actual expenses with the waiver and reimbursements applied. Fund results would have been lower without the waiver and reimbursements. Please see the Financial Highlights table on page 17 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Board of directors and other officers

“Independent” directors

	Year first
	elected
	a director
Name and age	of the fund[1]	Principal occupation(s) during past five years

Ambassador	2006	Corporate director and author; former U.S.
Richard G. Capen, Jr., 73		Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc. (communications company); former Chairman and Publisher, The Miami Herald

H. Frederick Christie, 74	2006	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

James G. Ellis, 60	2006	Vice Provost, Globalization, University of Southern California; Dean and Professor, Marshall School of Business, University of Southern California

Martin Fenton, 72	2006	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living
(Independent and		communities
Non-Executive

Leonard R. Fuller, 61	2006	President and CEO, Fuller Consulting (financial management consulting firm)

R. Clark Hooper, 61	2006	Private investor; former President, Dumbarton Group LLC (securities industry consulting); former Executive Vice President — Policy and Oversight, NASD

Richard G. Newman, 72	2006	Chairman of the Board, AECOM Technology Corporation (engineering, consulting and professional technical services)

Frank M. Sanchez, 64	2006	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)

Steadman Upham, Ph.D., 58	2007	President and Professor of Anthropology, The University of Tulsa; former President and Professor of Archaeology, Claremont Graduate University

“Independent” directors

	Number of
	portfolios
	in fund
	complex[2]
	overseen by
Name and age	director	Other directorships[3] held by director

Ambassador	15	Carnival Corporation
Richard G. Capen, Jr., 73

H. Frederick Christie, 74	21	AECOM Technology Corporation; Ducommun Incorporated; IHOP Corporation; Southwest Water Company

James G. Ellis, 60	12	Genius Products; Professional Business Bank

Martin Fenton, 72	18	None
Chairman of the Board
(Independent and
Non-Executive)

Leonard R. Fuller, 61	16	None

R. Clark Hooper, 61	18	JPMorgan Value Opportunities Fund; The Swiss Helvetia Fund Inc.

Richard G. Newman, 72	14	Sempra Energy; Southwest Water Company

Frank M. Sanchez, 64	13	None

Steadman Upham, Ph.D., 58	14	None

Diane C. Creel resigned from the board in September 2007. The directors thank Ms. Creel for her service and dedication to the fund.

“Interested” directors[4]

	Year first
	elected a
	director or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the
position with fund	the fund[1]	principal underwriter of the fund

Abner D. Goldstine, 77	2006	Senior Vice President — Fixed Income, Capital
Vice Chairman of the Board		Research and Management Company; Director, Capital Research and Management Company

Paul G. Haaga, Jr., 58	2006	Vice Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Senior Vice President — Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

“Interested” directors[4]

	Number of
	portfolios
	in fund
	complex[2]
Name, age and	overseen by
position with fund	director	Other directorships[3] held by director

Abner D. Goldstine, 77	13	None
Vice Chairman of the Board

Paul G. Haaga, Jr., 58	14	None
Vice Chairman of the Board

The statement of additional information includes additional information about fund directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all directors and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.

[1]Directors and officers of the fund serve until their resignation, removal or retirement.

[2]Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]This includes all directorships (other than those in the American Funds) that are held by each director as a director of a public company or a registered investment company.

[4]“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

[5]Company affiliated with Capital Research and Management Company.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund[1]	principal underwriter of the fund

David A. Hoag, 42	2006	Senior Vice President — Fixed Income, Capital
President		Research and Management Company

Mark R. Macdonald, 48	2006	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company; Director, Capital Research and Management Company

Kristine M. Nishiyama, 37	2006	Vice President and Senior Counsel — Fund Business
Vice President		Management Group, Capital Research and Management Company; Vice President and Counsel — Capital Bank and Trust Company[5]

Kimberly S. Verdick, 43	2006	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Ari M. Vinocor, 33	2006	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 32	2006	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and Management Company

Sharon G. Moseley, 39	2006	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Please see page 23 for footnotes.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
> Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-free current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

Lit. No. MFGEAR-948-1007P

Litho in USA CGD/CG/9796-S9827

Printed on recycled paper

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2006	None
2007	$26,000

b) Audit-Related Fees:
2006	None
2007	None

c) Tax Fees:
2006	None
2007	$3,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.
d) All Other Fees:
2006	None
2007	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable
b) Audit-Related Fees:
2006	None
2007	None

c) Tax Fees:
2006	$26,000
2007	$7,000
The tax fees consist of consulting services relating to the registrant’s investments.
d) All Other Fees:
2006	None
2007	None

The Registrant’s audit committee will pre-approve all audit and permissible non-audit services that the committee considers compatible with maintaining the independent registered public accounting firm’s independence.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $36,000 for fiscal year 2006 and $10,000 for fiscal year 2007. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA, INC.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: November 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: November 8, 2007

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: November 8, 2007